BASIS OF PREPARATION - Subsidiaries of the Company (Detail) $ in Thousands, $ in Millions							1 Months Ended	12 Months Ended
	Dec. 16, 2022 USD ($)	Dec. 16, 2022 TWD ($)	Dec. 15, 2022 USD ($)	Dec. 15, 2022 TWD ($)	Jul. 01, 2021	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2022	Dec. 31, 2021 USD ($)
Disclosure of subsidiaries [Line Items]
Effect from the changes in shareholding percentage in subsidiary									$ (235)
Additional paid-in capital
Disclosure of subsidiaries [Line Items]
Effect from the changes in shareholding percentage in subsidiary							$ 167		$ (167)
APWC General Holdings Limited
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								100.00%	100.00%
PRC (APWC) Holding Ltd.
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								100.00%	100.00%
Samray Inc.
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								100.00%	100.00%
Siam (APWC) Holdings Ltd.
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								100.00%	100.00%
Moon View Ltd.
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								100.00%	100.00%
Trigent Investment Holdings Limited
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								100.00%	100.00%
Crown Century Holdings Ltd.
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								100.00%	100.00%
Sigma Cable Company (Private) Limited (“Sigma Cable”)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								98.30%	98.30%
Epan Industries Pte Ltd.
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								98.30%	98.30%
Singvale Pte Ltd.
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								100.00%	100.00%
Ningbo Pacific Cable Co., Ltd. (“Ningbo Pacific”)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								97.93%	97.93%
Shanghai Yayang Electric Co., Ltd. (“SYE”)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								68.75%	68.75%
Pacific Electric Wire & Cable (Shenzhen) Co., Ltd. (“PEWS”)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								97.93%	97.93%
Crown Century Holdings Limited (“CCH (HK)”)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								97.93%	97.93%
Australia Pacific Electric Cable Pty Limited (“APEC”)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								98.06%	98.06%
Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”) (i)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								50.93%	50.93%
Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”) (i) | Siam Fiber Optics Co., Ltd. (“SFO”) (ii)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest					50.93%		45.84%	50.93%
Percentage of equity interest held by subsidiary						100.00%	90.00%
Percentage of voting equity interests acquired						10.00%	10.00%
Total cash consideration						$ 7,500	$ 7,500
Siam Pacific Electric Wire & Cable Company Limited (“Siam Pacific”)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								50.93%	50.93%
Double D Cable Company Limited (“Double D”)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								50.93%	50.93%
Hard Lek Limited.
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								73.98%	73.98%
APWC (Thailand) Co., Ltd.
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								99.48%	99.48%
PEWC (Thailand) Co., Ltd.
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								99.48%	99.48%
CTW Beta Co., Ltd.
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								50.89%	50.89%
Siam Fiber Optics Co., Ltd. (“SFO”) (ii)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								50.93%	50.93%
Asia Pacific New Energy Corporation Limited ("APNEC") (iii)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								100.00%	100.00%
Increase through other contributions by owners, equity			$ 3,900	$ 120
Pacific Smart System Corporation Limited ("PSSC") (iii) (Formerly YASHIN Energy Corporation Limited)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								100.00%	100.00%
Increase through other contributions by owners, equity	$ 2,300	$ 70
YADING Energy Corporation Limited ("YADING")
Disclosure of subsidiaries [Line Items]
Percentage of equity interest								100.00%	100.00%